Memorandum items (Tables)	12 Months Ended
Dec. 31, 2017
Memorandum items
Schedule of contingent liabilities and commitments

		More than	More than
		1 year but	3 years but
	Less than	less than	less than	Over
	1 year	3 years	5 years	5 years	2017	2016
	£m	£m	£m	£m	£m	£m

Guarantees and assets pledged as collateral security	1,354	493	481	5,390	7,718	7,867
Other contingent liabilities	609	1,115	180	1,487	3,391	4,179
Standby facilities, credit lines and other commitments	60,079	22,884	36,511	5,467	124,941	138,645
Contingent liabilities and commitments	62,042	24,492	37,172	12,344	136,050	150,691

Note:

(1)	Includes liquidity facilities provided to RBS sponsored conduits.

Schedule of contractual obligations for future expenditure not provided for in the accounts

	2017	2016
	£m	£m
Operating leases
Minimum rentals payable under non-cancellable leases (1)
- within 1 year	206	246
- after 1 year but within 5 years	651	786
- after 5 years	1,422	1,775
	2,279	2,807
Capital expenditure on property, plant and equipment	18	21
Contracts to purchase goods or services (2)	682	598
	2,979	3,426

Notes:

(1)	Predominantly property leases.
(2)	Of which due within 1 year: £276 million (2016 - £231 million).